Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2022	2021	2020
CMA CGM	26%	30%	36%
HMM Korea	12%	17%	24%
MSC	13%	—	—